CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Oct. 13, 2022	Oct. 12, 2022	Sep. 29, 2022	Dec. 31, 2021
Statement
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, share authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	200,000,000		1,000,000,000
Common stock, share issued (in shares)	5,974,969	4,468,939				130,018
Common stock, shares outstanding (in shares)	5,974,969	4,468,939				130,018
Undesignated preferred stock
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000				10,000,000
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Series A preferred stock
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized (in shares)	1	1				1
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Series A Convertible Preferred Stock
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized (in shares)	6,800	6,800			6,800	0
Preferred stock, shares issued (in shares)	6,300	6,300
Preferred stock, shares outstanding (in shares)	6,300	6,300				0